LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
LOANS PAYABLE
Loans payable - current portion	$ 65,415	$ 65,611	[1]	$ 64,379	[1]
Loans payable - non-current portion	85,858	157,629	[1]	1,217,509	[1]
Total	$ 151,273	$ 223,240		$ 1,281,888

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination